Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA  19103-7098
Telephone (215) 564-8000

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521
1933 Act Rule 485(a)
1933 Act File No. 333-96461
1940 Act File No. 811-09813

March 11, 2011

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Scout Funds

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 25 (the “Amendment”) to the Registration Statement on Form N-1A of Scout Funds (the “Trust”).  The purpose of this Amendment is to reflect certain modifications to the disclosure contained in the prospectus and statement of additional information for the Scout Bond Fund (to be renamed “Scout Core Bond Fund”) and Scout Core Plus Bond Fund, as previously discussed with the Trust’s SEC staff reviewers, Larry L. Greene and Kevin C. Rupert, and to provide certain information that was not included in Post-Effective Amendment No. 24 to the Trust’s Registration Statement on From N-1A.  The Trust and UMB Distribution Services, LLC, the principal underwriter of the Trust, are also filing a letter today requesting that the effectiveness of the Amendment be accelerated to March 11, 2011, or as soon as practicable thereafter, as discussed with Mr. Greene and Mr. Rupert.

As noted on the facing sheet, the Amendment relates only to the Scout Bond Fund and Scout Core Plus Bond Fund, and the Amendment does not affect the prospectuses and statement of additional information of the Trust’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Michael P. O’Hare (215) 564-8198 in my absence.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.